CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Dec. 31, 2020	Mar. 31, 2020
Assets
Cash and Cash Equivalents	¥ 998,058	¥ 982,666
Restricted Cash	134,980	152,618
Net Investment in Leases (Net of Allowance for Doubtful Receivables on Finance Leases and Probable Loan Losses / Allowance for Credit Losses)	1,033,515	1,080,964
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2020 ¥90,893 million December 31, 2020 ¥97,321 million	3,699,810	3,740,486
Allowance for Doubtful Receivables on Finance Leases and Probable Loan Losses	0	(56,836)
Allowance for Credit Losses	(80,866)	0
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2020 ¥25,295 million December 31, 2020 ¥8,772 million The amounts which are associated to available-for-sale debt securities are as follows: December 31, 2020 Amortized Cost ¥1,905,978 million Allowance for Credit Losses ¥0 million	2,546,696	2,245,323
Investment in Operating Leases	1,401,071	1,400,001
Property under Facility Operations	568,976	562,485
Investment in Affiliates	774,404	821,662
Trade Notes, Accounts and Other Receivable	294,615	312,744
Inventories	147,343	126,013
Office Facilities	222,509	203,930
Other Assets	1,583,380	1,495,472
Total Assets	13,324,491	13,067,528
Total Assets	822,108	788,971
Liabilities:
Short-Term Debt	371,455	336,832
Deposits	2,341,173	2,231,703
Trade Notes, Accounts and Other Payable	212,617	282,727
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2020 ¥300,739 million December 31, 2020 ¥290,273 million	1,765,677	1,591,475
Income Taxes:
Current and Deferred Income Taxes	367,997	356,350
Long-Term Debt	4,336,490	4,279,354
Other Liabilities	926,868	912,921
Total Liabilities	10,322,277	9,991,362
Redeemable Noncontrolling Interests	0	10,331
Commitments and Contingent Liabilities
Equity:
Common Stock	221,111	221,111
Additional Paid-in Capital	242,845	257,638
Retained Earnings	2,758,457	2,754,461
Accumulated Other Comprehensive Income (Loss)	(131,054)	(118,532)
Treasury Stock, at Cost:	(153,098)	(121,070)
ORIX Corporation Shareholders' Equity	2,938,261	2,993,608
Noncontrolling Interests	63,953	72,227
Total Equity	3,002,214	3,065,835
Total Liabilities and Equity	13,324,491	13,067,528
Variable Interest Entity, Primary Beneficiary
Assets
Cash and Cash Equivalents	5,324	7,117
Net Investment in Leases (Net of Allowance for Doubtful Receivables on Finance Leases and Probable Loan Losses / Allowance for Credit Losses)	332	3,377
Installment Loans (Net of Allowance for Doubtful Receivables on Finance Leases and Probable Loan Losses / Allowance for Credit Losses)	261,997	218,268
Investment in Operating Leases	77,025	75,904
Property under Facility Operations	298,883	296,208
Investment in Affiliates	51,387	51,456
Other Assets	127,160	136,641
Liabilities:
Short-Term Debt	5,922	6,030
Trade Notes, Accounts and Other Payable	3,081	3,140
Income Taxes:
Long-Term Debt	479,285	464,904
Other Liabilities	43,790	45,671
Total Liabilities	¥ 532,078	¥ 519,745